Summary of Significant Accounting Policies - Intangible assets, net (Details)	Jun. 30, 2023
Customer Relationship
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	10 years
Minimum | Software
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	3 years
Minimum | Trademark
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	7 years
Maximum | Software
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	5 years
Maximum | Trademark
Estimated useful lives of intangible assets
Estimated useful lives of intangible assets	10 years